Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Valuation and Qualifying Accounts [Abstract]
VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS
ALLOWANCE FOR DOUBTFUL ACCOUNTS

	Balance at		Additions	Accounts		Balance at
	Beginning of		Charged to	Receivable	Translation	End of
	Year	Dispositions	Income	Write-offs	and Other	Year
December 31, 2010	$7,117	$(1,075)	$491	$(2,051)	$(344)	$4,138
December 31, 2009	$8,726	$(1,224)	$2,246	$(2,775)	$144	$7,117
December 31, 2008	$7,010	$(54)	$3,604	$(5,053)	$3,219	$8,726

INVENTORY RESERVE

	Balance at		Additions			Balance at
	Beginning		Charged to	Inventory	Translation	End of
	of Year	Dispositions	Income	Write-offs	and Other	Year
December 31, 2010
Raw material	$12,207	$(1,022)	$5,502	$(1,445)	$475	$15,717
Work-in-process	3,528	—	4,229	(1,831)	(18)	5,908
Finished goods	19,524	(1,918)	3,440	(5,694)	1,307	16,659

	$35,259	$(2,940)	$13,171	$(8,970)	$1,764	$38,284

December 31, 2009
Raw material	$12,999	$(1,203)	$3,457	$(3,923)	$877	$12,207
Work-in-process	2,698	(64)	1,150	(460)	204	3,528
Finished goods	21,819	(2,878)	6,003	(5,720)	300	19,524

	$37,516	$(4,145)	$10,610	$(10,103)	$1,381	$35,259

December 31, 2008
Raw material	$10,616	$—	$4,773	$(3,506)	$1,116	$12,999
Work-in-process	608	—	1,575	(104)	619	2,698
Finished goods	24,691	—	7,713	(12,210)	1,625	21,819

	$35,915	$—	$14,061	$(15,820)	$3,360	$37,516

DEFERRED TAX ASSET VALUATION ALLOWANCE

	Balance at		Additions	Reductions		Balance at
	Beginning of		Charged to	Credited to	Translation	End of
	Year	Dispositions	Expense	Expense	and Other	Year
December 31, 2010	$49,243	$—	$4,670	$(3,408)	$(983)	$49,522
December 31, 2009	$57,881	$(5,422)	$10,771	$(5,212)	$(8,775)	$49,243
December 31, 2008	$68,526	$(8,439)	$3,756	$(770)	$(5,192)	$57,881